Form 13F

Form UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
13F COVER PAGE

Report for the Calendar Year or Quarter Ended:  September  30, 1999

THIS FILING LISTS SECURITIES HOLDINGS REPORTED ON THE FORM 13F FILED ON November 17, 1999 PURSUANT TO A REQUEST FOR CONFIDENTIAL TREATMENT
AND FOR WHICH THAT REQUEST EXPIRED ON November 16, 2000.

Check here if Amendment ( X );  Amendment Number: 1
This Amendment (Check only one.): (   ) is a restatement
                                  ( X ) adds new holdings entries
Institutional Investment Manager Filing this Report:

Name:           CREDIT SUISSE FIRST BOSTON, INC.
Address:        11 MADISON AVENUE
                NEW YORK, NY 10010

Form 13F File Number:  28-2205

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schdeules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:           Eugene Rosati
Title:          Director
Phone:          212-325-4492

Signature, Place, and Date of Signing:

Eugene Rosati                 New York, New York           June 3, 2003
 (Signature)                   (City, State)                  (Date)

Report Type (Check only one.):

( X ) 13F HOLDING REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

(   ) 13F NOTICE.  (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

(   ) 13F COMBINATION REPORT.  (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)


List of Other Managers Reporting for this Manager:

         Form 13F File Number    Name
1.       28-

         Form 13F File Number    Name
2.       28-2205                 CREDIT SUISSE FIRST BOSTON MANAGEMENT
                                 CORPORATION*

         Form 13F File Number    Name
3.       28-2205                 CREDIT SUISSE FIRST BOSTON LLC**

         Form 13F File Number    Name
4.       28-


* CREDIT SUISSE FIRST BOSTON MANAGEMENT CORPORATION is a wholly-owned subsidiary of CREDIT SUISSE FIRST BOSTON, INC.
** CREDIT SUISSE FIRST BOSTON LLC is also a wholly-owned subsidiary of CREDIT SUISSE FIRST BOSTON, INC.

Form 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:              2

Form 13F Information Table Entry Total:          22

Form 13F Information Table Value Total:         $   1,183,891
                                                (thousands)

Information requested to be treated confidentially has been filed separately.


List of Other Included Managers:

Provided a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

         Form 13F File Number    Name
1.       28-

         Form 13F File Number    Name
2.       28-2205                 CREDIT SUISSE FIRST BOSTON MANAGEMENT
                                 CORPORATION*

         Form 13F File Number    Name
3.       28-2205                 CREDIT SUISSE FIRST BOSTON LLC**

         Form 13F File Number    Name
4.       28-


* CREDIT SUISSE FIRST BOSTON MANAGEMENT CORPORATION is a wholly-owned subsidiary of CREDIT SUISSE FIRST BOSTON, INC.
** CREDIT SUISSE FIRST BOSTON LLC is also a wholly-owned subsidiary of CREDIT SUISSE FIRST BOSTON, INC.

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                                                              FORM 13F INFORMATION TABLE
                                                           VALUE   SHARES/  SH/ PUT/ INVSTMT    OTHER          VOTING AUTHORITY
        NAME OF ISSUER         TITLE OF CLASS     CUSIP   (X$1000) PRN AMT  PRN CALL DSCRETN   MANAGERS     SOLE    SHARED    NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
ALLAIRE CORP	               COM	        016714107   151778  2612000 SH       DEFINED 03              151778  	  0	   0 		X		3	X
ALZA CORP DEL	               COM		022615108    91198  2130200 SH       DEFINED 03               91198  	  0	   0 			X		3	X
AMERICAN NATL CAN GROUP INC    COM		027714104     8561   611500 SH       DEFINED 03                8561  	  0	   0 			X		3	X
AVTEAM INC		       CL A		054527205     6534   950460 SH       DEFINED 03                6534  	  0	   0 		X		3	X
BANKNORTH GROUP INC DEL	       COM		06646L100     5644   189700 SH       DEFINED 03              189700  	  0	   0 			X		3	X
CENTOCOR INC	               COM		152342101    65941  1127200 SH       DEFINED 03             1127200  	  0	   0 		X		3	X
DATA GEN CORP	               COM		237688106    43282  2055000 SH       DEFINED 03             2055000  	  0	   0 			X		3	X
EXXON CORP	               COM 		302290101    20047   264000 SH       DEFINED 03               20047  	  0	   0 		X		3	X
GOLDEN ST BANCORP INC	       WT EXP 082100	381197128    16763  2068000*SH       DEFINED 03                   0  	  0	   0 			X		3
HONEYWELL INC		       COM		438506107    25902   232700 SH       DEFINED 03              232700  	  0	   0 			X		3	X
INTERNATIONAL NETWORK SVCS     COM		460053101    38225   703800 SH       DEFINED 03              703800  	  0	   0 			X		3	X
LIMITED INC	               COM		532716107    60244  1575000 SH       DEFINED 03             1575000   	  0	   0 			X		3	X
NALCO CHEM CO	               COM		629853102    96960  1920000 SH       DEFINED 03             1920000   	  0	   0 			X		3	X
NIELSEN MEDIA RESH INC	       COM NEW		653929307    14209   382100 SH       DEFINED 03              382100  	  0	   0 			X		3	X
OUTDOOR SYS INC	               COM		690057104    75365  2108100 SH       DEFINED 03             2108100  	  0	   0 			X		3	X
PREMARK INTL INC               COM		740459102    46460   920000 SH       DEFINED 03              920000  	  0	   0 			X		3	X
PROMUS HOTEL CORP NEW	       COM		74342P106    43031  1321500 SH       DEFINED 03             1321500  	  0	   0 			X		3	X
SAUER INC	               COM		804137107    11309  1206800 SH       DEFINED 03             1206800  	  0	   0 			X		3	X
STMICROELECTRONICS N V	       COM		861012102   343487  4612054 SH       DEFINED 03             4612054  	  0	   0 			X		3	X
TD WATERHOUSE GRP INC	       COM		872362108     3132   261000 SH       DEFINED 03              261000   	  0	   0 			X		3	X
UNITRODE CORP	               COM		913283107     6804   162000 SH       DEFINED 03              162000  	  0	   0 			X		3	X
XOMED SURGICAL PRODS INC       COM		98412V107     9015   158500 SH       DEFINED 03              158500  	  0	   0 			X		3	X
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